Loans Outstanding by Domicile and Industry of Borrower (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 64,771,441	[1]	¥ 63,860,881
Less: Unearned income and deferred loan fees-net	81,627		78,030
Loans outstanding	64,689,814		63,782,851
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,756,380		54,578,367
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,617,139		8,065,169
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,308,324		7,854,069
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,286,744		5,152,670
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,313,766		5,306,409
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,228,202		3,237,678
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,908,065		4,289,460
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,154,049		5,459,188
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,758,540	[2]	3,332,153	[2]
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,436,486		11,093,236
Domestic | Other individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	745,065		788,335
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,015,061		9,282,514
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,587,531		1,721,861
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	453,066		292,466
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,964,802		7,236,684
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 9,662	[2]	¥ 31,503	[2]

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.